Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($) m²	Dec. 31, 2018 USD ($)
Intangible Assets, Net (Details) [Line Items]
Amortization expense	$ 146,614	$ 172,216	$ 153,286
Long-term Debt [Member]
Intangible Assets, Net (Details) [Line Items]
Land use right (in Square Meters) | m²	380,255	306,000
Land, amount carrying value	$ 6,700,000	$ 4,400,000